Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expenses

The following is a summary of share-based compensation expenses reported in the Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income for the three and nine months ended September 30, 2024 and 2023:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Research and Development	$600,000	$-	$3,227,300	$188,908
General and Administrative Expenses	68,974	549,031	319,709	1,172,136
Total Share-Based Compensation Expense Included in Operating Expenses	$668,974	$549,031	$3,547,009	$1,361,044

The following is a summary of share-based compensation expenses reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Research and Development	$192,371	$-
General and Administrative Expenses	1,543,803	-
Total Share-Based Compensation Expense Included in Operating Expenses	$1,736,174	$-

Schedule of Fair Value of Options Granted

The following table summarizes the significant assumptions used in determining the fair value of options granted for the three and nine months ended September 30, 2024:

2024
Weighted-average grant date fair value	1.76
Risk-free interest rate	3.62% - 4.17%
Expected volatility	86.0% - 87.0%
Expected term (years)	6.41 - 10.00
Expected dividend yield	0.00%

The following table summarizes the significant assumptions used in determining the fair value of options granted for the three and nine months ended September 30, 2023:

2023
Weighted-average grant date fair value	41.04
Risk-free interest rate	4.25% - 4.33%
Expected volatility	105.0% - 110.0%
Expected term (years)	3.18 - 3.76
Expected dividend yield	0.00%

The following table summarizes the significant assumptions used in determining the fair value of options on the respective grant dates or modification dates for the year ended December 31, 2023:

2023
Weighted-average grant date fair value	$3.16
Risk-free interest rate	4.33%
Expected volatility	110.0%
Expected term (years)	3.18
Expected dividend yield	0.00%

Schedule of Stock Option Activities

The following table summarizes the Company’s stock option activities:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding, December 31, 2022	-	$-	$-	-
Granted	37,736	5.30	-	5.00
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding, December 31, 2023	37,736	$5.30	$-	4.53

Options vested and exercisable, December 31, 2023	37,736	$5.30	$-	4.53

Schedule of RSU Activity

The following table summarizes the Company’s RSU activity for the year ended December 31, 2023:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested balance, December 31, 2022	-	$-
Granted	256,000	0.87
Vested	(256,000)	0.87
Forfeited	-	-
Unvested balance, December 31, 2023	-	$-